RECOVERABLE TAXES - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RECOVERABLE TAXES
IRPJ/CSLL - prepayments and withheld taxes	R$ 94,323	R$ 223,754
PIS and COFINS - on acquisition of property, plant and equipment	94,108	126,990
PIS and COFINS - operations	331,203	287,206
PIS/COFINS - exclusion ICMS	582,433	128,115
ICMS - on acquisition of property, plant and equipment	129,081	112,672
ICMS - operations	1,363,453	1,393,260
Reintegra program	49,265	110,121
Other taxes and contributions	50,291	24,089
Provision for loss of ICMS credits	(1,064,268)	(1,164,782)	R$ (1,304,329)
Recoverable taxes	1,629,889	1,241,425
Current assets	360,725	406,850
Non-current assets	R$ 1,269,164	R$ 834,575